Meehan Focus Fund
INVESTMENT OBJECTIVE
The Meehan Focus Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Meehan Focus Fund Meehan Focus Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed if applicable)	2.00%	[1]
[1]	The Fund charges a redemption fee for redemption of Fund shares held for less than seven calendar days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meehan Focus Fund Meehan Focus Fund Shares
Management Fees	0.80%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.02%
[1]	Acquired Fund Fees and Expenses are indirect fees that the Fund incurs as a result of investing in certain pooled investment vehicles, such as mutual funds. Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and other distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Meehan Focus Fund | Meehan Focus Fund Shares | USD ($)	104	326	566	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in the common stocks of companies that exhibit the potential for significant growth over at least a three year period. The Fund normally invests at least 75% of its total assets in a focused portfolio of securities of no more than 25 issuers, including U.S. common stocks or securities convertible into common stock. To identify companies that Edgemoor Investment Advisors, Inc., the Fund’s investment adviser (“Adviser”), believes have significant growth potential, the Adviser employs a value-oriented approach to stock selection without restriction to a company’s market capitalization. The Adviser seeks to identify companies that exhibit some or all of the following criteria: low price-to-earnings ratio; low price-to-book value or tangible asset value; excellent prospects for growth; strong franchise; highly qualified management; consistent free cash flow; and high returns on invested capital.

The Fund may invest up to 25% of its total assets in foreign securities or investment vehicles that provide exposure to foreign securities, such as exchange-traded funds (“ETFs”) and issuer-sponsored American Depository Receipts (“ADRs”). The Fund will normally invest its remaining assets in cash and cash equivalents, including U.S. government debt instrument (including those issued by U.S. government-sponsored enterprises, which may not be backed by the full faith and credit of the U.S. government) and money market funds. The Fund generally will sell a security if its price has exceeded the Adviser’s estimate of its intrinsic value or when the Adviser believes more attractive investment opportunities exist.

The Fund is non-diversified.

PRINCIPAL RISKS

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. It is important that investors closely review and understand the risks of investing in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed income markets may negatively affect many issuers worldwide, which could have an adverse impact on the Fund.

ADR Risk. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt.

ETF Risk. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. The Fund will indirectly bear the fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Focused Portfolio Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. An increase in interest rates may also dampen economic growth. Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to rising interest rates. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objective. The Fund may underperform other mutual funds with similar objectives.

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Fund Performance

The bar chart and table below illustrate annual Fund and market benchmark returns for the periods ended December 31. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The bar chart shows the Fund’s performance from one year to another. The table shows what the Fund’s return would equal if you average out actual performance over various lengths of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Calendar Year Returns

Over the ten year period depicted in the bar chart, the Fund’s highest quarterly return was 17.19% in the second quarter of 2009 and the Fund’s lowest quarterly return was -22.80% in the fourth quarter of 2008.

Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Meehan Focus Fund		1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Meehan Focus Fund Shares		5.66%	9.58%	4.95%	5.12%	Dec. 10, 1999
Meehan Focus Fund Shares | After Taxes on Distributions		4.85%	8.77%	4.38%	4.75%	Dec. 10, 1999
Meehan Focus Fund Shares | After Taxes on Distributions and Sales		3.80%	7.58%	3.94%	4.20%	Dec. 10, 1999
Standard & Poor’s 500 Total Return Stock Index (reflects no deduction for fees, expenses or taxes)	[2]	11.96%	14.66%	6.95%	4.76%	Dec. 10, 1999
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	[3]	8.87%	17.07%	9.51%	2.61%	Dec. 10, 1999
[1]	The Fund commenced operations on December 10, 1999.
[2]	The Standard & Poor's 500 Total Return Stock Index is an unmanaged index of 500 U.S. stocks and represents the broad performance of the U.S. stock market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.
[3]	The Nasdaq Composite Index measures all domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. Index performance does not include transaction costs, taxes, or other fees, which will affect actual performance.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).